Other Financial Assets and Liabilities - Schedule of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Derivatives liabilities held for trading	₩ 105,810	₩ 132,011
Valuation gain
Disclosure of financial liabilities [line items]
Derivatives liabilities held for trading	26,633	2,550	₩ 3,316
Valuation loss
Disclosure of financial liabilities [line items]
Derivatives liabilities held for trading	₩ 432	₩ 5,772	₩ 10,710